3. INVESTMENT SECURITIES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Securities available-for-sale:
Less than 12 Months, Fair Value	$ 122,290	$ 53,338
Less than 12 Months, Unrealized Losses	2,835	632
12 Months or More, Fair Value	0	14,151
12 Months or More, Unrealized Losses	0	189
Total, Fair Value	122,290	67,489
Total, Unrealized Losses	2,835	821
U.S. Agency obligations
Securities available-for-sale:
Less than 12 Months, Fair Value	10,334	3,007
Less than 12 Months, Unrealized Losses	163	0
12 Months or More, Fair Value	0	3,178
12 Months or More, Unrealized Losses	0	73
Total, Fair Value	10,334	6,185
Total, Unrealized Losses	163	73
Collateralized mortgage obligations
Securities available-for-sale:
Less than 12 Months, Fair Value	18,124	26,086
Less than 12 Months, Unrealized Losses	242	159
12 Months or More, Fair Value	0	2,983
12 Months or More, Unrealized Losses	0	47
Total, Fair Value	18,124	29,069
Total, Unrealized Losses	242	206
Mortgage-backed securities
Securities available-for-sale:
Less than 12 Months, Fair Value	58,825	18,575
Less than 12 Months, Unrealized Losses	1,478	90
12 Months or More, Fair Value	0	0
12 Months or More, Unrealized Losses	0	0
Total, Fair Value	58,825	18,575
Total, Unrealized Losses	1,478	90
Municipal Bonds
Securities available-for-sale:
Less than 12 Months, Fair Value	33,110	3,896
Less than 12 Months, Unrealized Losses	698	6
12 Months or More, Fair Value	0	7,990
12 Months or More, Unrealized Losses	0	69
Total, Fair Value	33,110	11,886
Total, Unrealized Losses	698	75
Other
Securities available-for-sale:
Less than 12 Months, Fair Value	1,897	1,774
Less than 12 Months, Unrealized Losses	254	377
12 Months or More, Fair Value	0	0
12 Months or More, Unrealized Losses	0	0
Total, Fair Value	1,897	1,774
Total, Unrealized Losses	$ 254	$ 377